Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Held-to-maturity, fair value (in dollars)	$ 48,362	$ 50,725	$ 56,588
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	90,000,000	90,000,000	90,000,000
Common Stock, shares issued	26,176,118	26,175,949	20,771,087
Common Stock, shares outstanding	26,176,118	26,175,949	20,771,087